Other Non-Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Other Non-Current Liabilities
Schedule of other non-current liabilities

	December 31,	June 30,
	2024	2025
		(Unaudited)
Warranty liabilities	4,068,079	4,281,837
Deferred revenue	3,045,846	2,847,380
Non-current finance lease liabilities	35,145	1,709,800
Payable to BaaS users	779,695	854,015
Deferred government grants	391,116	429,882
Others	308,715	316,139
Total	8,628,596	10,439,053